SHARE CAPITAL (Details) $ in Thousands		12 Months Ended
	Oct. 01, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Issue of equity			$ 125,672
Share consolidation ratio			0.2
Percentage of outstanding share capital	30.00%
Reconciliation of number of shares outstanding [abstract]
Shares issued under options (shares) | shares		438,000	25,000
Balance at beginning of period		$ 42,037	$ (41,754)
Shares issued under DSUs			(145)
Shares issued under options		1,270	61
Share issue costs			(901)
PRSU settlement, net of tax		(565)
Balance at end of period		$ (32,123)	42,037
Common shares | Share Capital
Issue of equity	$ 125,700		$ 125,672
Increase (decrease) in number of ordinary shares issued | shares	32,642,100		32,642,100
Reconciliation of number of shares outstanding [abstract]
Balance at beginning of period (shares) | shares		108,819,009	76,116,215
Bought deal (shares) | shares			32,642,100
Shares issued under DSUs (shares) | shares			36,194
Shares issued under options (shares) | shares		437,772	24,500
PRSU settlement (shares) | shares		128,282
Balance at end of period (shares) | shares		109,385,063	108,819,009
Balance at beginning of period		$ 908,035	$ 783,167
Private placement			125,672
Shares issued under DSUs			20
Shares issued under options		2,054	77
Share issue costs			(901)
PRSU settlement, net of tax		116
Balance at end of period		$ 910,205	$ 908,035